Shareholder Fees - FidelityCommodityStrategyFund-RetailPRO	Sep. 28, 2024 USD ($)
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund
Shareholder Fees:
(fees paid directly from your investment)	none